Goodwill and Other Intangibles - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	97.00%
Amortization expense	$ 112	$ 116	$ 115
Amortization expense in 2020	89
Amortization expense in 2021	78
Amortization expense in 2022	69
Amortization expense in 2023	54
Amortization expense in 2024	$ 44
Agriculture
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	68.00%
Indefinite-lived intangible assets including goodwill, excess of fair value over carrying value percentage	143.00%
Construction
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	23.00%
Indefinite-lived intangible assets including goodwill, excess of fair value over carrying value percentage	28.00%
Financial Services
Goodwill [Line Items]
Percentage of goodwill used for impairment testing	6.00%
Indefinite-lived intangible assets including goodwill, excess of fair value over carrying value percentage	43.00%